LEASES (Tables)	6 Months Ended
Mar. 31, 2025
LEASES
Schedule of supplemental balance sheet information relating to operating leases

	2025		2024
			audited
Operating lease right-of-use assets	$1,153,272		$13,122

Operating lease liabilities, current	1,272		13,122
Operating lease liabilities, non-current	—		—

Total operating lease liabilities	$1,272		$13,122

Weighted average remaining lease term	5	months	4.7	months

Weighted average discount rate	4.3%		4.3%

Schedule of lease expenses recognized in the consolidated statements of operations and supplemental cash flow information related to operating leases

	2025	2024
Operating lease expenses – third party	$139,660	$22,276
Short-term lease	$24,583	$—

Cash paid for operating leases	$1,291,660	$21,840

ROU assets recognized during the period	$1,280,000	$—

Schedule of minimum future lease payments under non-cancellable operating leases

Minimum future lease payments under non-cancellable operating leases described above as of March 31, 2025 were as follows:

2025
Twelve months ending March 31, 2026	$1,287
Less: present value discount	(15)

Total operating lease liabilities	$1,272